INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Inventories	R$ 789,724	R$ 639,825
Gross carrying amount
INVENTORIES
Materials for resale	772,469	583,165
Materials for consumption	36,255	67,278
Other inventories	45,906	38,363
Inventories	854,630	688,806
Estimated losses from impairment or obsolescence
INVENTORIES
Inventories	R$ (64,906)	R$ (48,981)